Commitments and Contingencies (Details Narrative) $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)
Lessor, Lease, Description [Line Items]
Letters of guarantee and letters of credit	$ 10	$ 10
Other long-term assets	79,672	$ 93,080
Navios Logistics [Member] | Vitol SA [Member]
Lessor, Lease, Description [Line Items]
Guarantee and indemnity letter	$ 12,000
Navios Logistics [Member] | Edolmix S.A. and Energias Renovables del Sur S.A.[Member]
Lessor, Lease, Description [Line Items]
Guarantor Obligations, Term	On July 22, 2016, Navios Logistics guaranteed the compliance of certain obligations related to Edolmix S.A. and Energías Renovables del Sur S.A. (entities wholly owned by Navios Logistics) under their respective direct user agreements with the Free Zone of Nueva Palmira, for the amounts of $847 and $519, respectively.
Navios Logistics [Member] | Edolmix SA [Member]
Lessor, Lease, Description [Line Items]
Guarantee and indemnity letter	$ 847
Navios Logistics [Member] | Energias Renovables Del Sur SA [Member]
Lessor, Lease, Description [Line Items]
Guarantee and indemnity letter	$ 519
Navios Galaxy II [Member]
Lessor, Lease, Description [Line Items]
Date of charter-in agreement	Dec. 31, 2017
Lessee, Operating Lease, Term of Contract	10 years
Vessel capacity in DWT	81,789
Date Of Delivery	March 30, 2020
Contractual Obligation	$ 5,410
Other long-term assets	$ 6,704
Navios Herakles I And Navios Uranus [Member]
Lessor, Lease, Description [Line Items]
Date of charter-in agreement	Jan. 31, 2018
Contractual Obligation	$ 11,140
Other long-term assets	$ 14,070
Navios Herakles I [Member]
Lessor, Lease, Description [Line Items]
Lessee, Operating Lease, Term of Contract	10 years
Vessel capacity in DWT	82,036
Date Of Delivery	August 28, 2019
Navios Uranus [Member]
Lessor, Lease, Description [Line Items]
Lessee, Operating Lease, Term of Contract	10 years
Vessel capacity in DWT	81,516
Date Of Delivery	November 28, 2019
Navios Felicity I [Member]
Lessor, Lease, Description [Line Items]
Date of charter-in agreement	Apr. 30, 2018
Lessee, Operating Lease, Term of Contract	10 years
Vessel capacity in DWT	81,946
Date Of Delivery	January 17, 2020
Contractual Obligation	$ 5,590
Other long-term assets	$ 7,193
Navios Magellan II [Member]
Lessor, Lease, Description [Line Items]
Date of charter-in agreement	Oct. 30, 2018
Lessee, Operating Lease, Term of Contract	10 years
Vessel capacity in DWT	82,037
Date Of Delivery	May 15, 2020
Contractual Obligation	$ 5,820
Other long-term assets	$ 7,506
Storage And Transshipment Contract [Member] | Navios Logistics [Member]
Lessor, Lease, Description [Line Items]
Contractual Obligation			$ 4,140
Number of repayment installments	3
Contractual Obligation, to be Paid, Year One	$ 1,380
Contractual Obligation, to be Paid, Year Two	1,380
Contractual Obligation, to be Paid, Year Three	$ 1,380